OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

June 4, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer Main Street Fund; Information Statement for Oppenheimer Principal Protected Main Street Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended (the "1933 Act"), is Pre-effective Amendment No. 3 to the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Main Street Fund (the "Registrant"), a series of Oppenheimer Main Street Funds, Inc.

On May 5, 2010, we filed the initial Registration Statement on Form N-14 in connection with the merger of Oppenheimer Principal Protected Main Street Fund into Oppenheimer Main Street Fund. On May 6, 2010, we filed Pre-effective Amendment No. 1 to the Registration Statement. On the facing page of that filing, we indicated an effective date of June 7, 2010. On May 11, 2010, we filed a delaying amendment.

This Pre-effective Amendment No. 3 is being filed solely to file as exhibits to Part C the consent of the Fund's Independent Registered Public Accounting Firm and an opinion and consent of counsel regarding the legality of the shares of Main Street Fund being offered in connection with the merger, and to change the date of the Prospectus/Information Statement.

We have also included with this filing a request for acceleration of the effective date of the Registration Statement to Monday, June 7, 2010. We are scheduled to start mailing the combined Prospectus/Information Statement to shareholders of Oppenheimer Principal Protected Main Street Fund on or about June 17, 2010.

The Staff is requested to address any comments or questions you may have on this filing to:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------

Amee Kantesaria

Vice President and Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070
akantesaria@oppenheimerfunds.com

cc:     Ms. Valerie J. Lithotomos, Esq., Securities and Exchange Commission